Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of profit (loss) before taxes
U.S	$ 4,090	$ 2,250	$ 778
Non-U.S	4,146	4,475	2,972
Consolidated profit before taxes	8,236	6,725	3,750
Current tax provision (benefit):
U.S.	971	750	247
Non-U.S.	1,250	1,014	645
State (U.S.)	56	72	44
Current tax provision (benefit)	2,277	1,836	936
Deferred tax provision (benefit):
U.S.	332	2	103
Non-U.S.	(89)	(92)	(75)
State (U.S.)	8	(26)	4
Deferred tax provision (benefit)	251	(116)	32
Provision (benefit) for income taxes	2,528	1,720	968
Income taxes paid	$ 2,396	$ 1,369	$ 264